Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of borrowings

	12.31.24	12.31.23
Non-current
Corporate notes (1)	354,945	96,566

Current
Corporate notes (1)	49,535	107,295
Interest from corporate notes	7,526	2,413
Bank overdrafts (2)	55,469	-
Financial loans (3)	-	618
Total current	112,530	110,326

(1)	Net of debt issuance, repurchase and redemption expenses.

(2)	The Company’s overdrafts are as follow:

Schedule of overdrafts

Bank	Anual rate	Currency	Bank overdraft at 12/31/2024
ICBC	39%	ARS	21,336
Provincia	37%	ARS	10,003
Macro	39%	ARS	9,950
Supervielle	40%	ARS	5,660
Credicoop	39%	ARS	5,020
Mariva	38%	ARS	3,500
Total			55,469

(3)	Relate to Import financing loans taken with ICBC bank, for 2,489,696 Chinese yuans (CNY). Annual interest rate: 15.5%

Schedule of debt issued

		in USD					in millions of $
Corporate Notes	Class	Debt structure at 12/31/2023	Exchange	Issue	Payment	Debt structure at 12/31/2024	Debt structure at 12/31/2023	Debt structure at 12/31/2024
Fixed rate - Maturity 2024	2	60,945,000	(39,700,207)	-	(21,244,793)	-	108,565	-
Floating rate - Maturity 2025 (*)	4	-	-	24,301,486	-	24,301,486	-	25,583
Fixed rate - Maturity 2025	1	55,244,538	(47,025,871)	-	-	8,218,667	97,709	8,572
Floating rate - Maturity 2025 (*)	6	-	-	16,776,504	-	16,776,504	-	17,189
Fixed rate - Maturity 2026	3	-	34,157,571	61,605,117	-	95,762,688	-	98,197
Fixed rate - Maturity 2028	5	-	6,881,682	75,038,505	-	81,920,187	-	82,200
Fixed rate - Maturity 2028/29/30	7	-	48,789,286	131,157,900	-	179,947,186	-	180,265
Total		116,189,538	3,102,461	308,879,512	(21,244,793)	406,926,718	206,274	412,006

		in USD					in millions of $
Corporate Notes	Class	Debt structure at 12/31/2022	Exchange	Issue	Payment	Debt structure at 12/31/2023	Debt structure at 12/31/2022	Debt structure at 12/31/2023
Fixed rate - Maturity 2024	2	30,000,000	-	30,945,000	-	60,945,000	34,864	108,565
Fixed rate - Maturity 2025	1	55,244,538	-	-	-	55,244,538	64,961	97,709
Total		85,244,538	-	30,945,000	-	116,189,538	99,825	206,274

(*)	Issuance in ARS, translated into USD at the exchange rate detailed in Note 5.

Schedule of maturities of the company's borrowings and exposure to interest rate

	12.31.24	12.31.23
Fixed rate
Less than 1 year	69,758	110,326
From 1 to 2 years	98,197	96,566
From 2 to 5 years	256,748	-
Total fixed rate	424,703	206,892

Floating rate
Less than 1 year	42,772	-
Total floating rate	42,772	-

Schedule of borrowings currency denominations

	12.31.24	12.31.23
Argentine peso	100,050	-
US dollars	367,425	206,274
Chinese yuans	-	618
Total Borrowings	467,475	206,892

Schedule of roll forward of the company's borrowings

	12.31.24	12.31.23	12.31.22
Balance at beginning of the year	206,892	99,825	135,547
Proceeds from borrowings	404,781	37,943	29,973
Payment of borrowings' interests	(30,703)	(4,044)	(6,076)
Paid from repurchase of Corporate Notes	-	-	(3,201)
Gain from repurchase of Corporate Notes	-	-	2,465
Payment of borrowings	(22,464)	(2,247)	(41,218)
Loss on debt restructuring	3,447	-	3,044
Payment of Corporate Notes issuance expenses	(18,837)	(1,603)	(3,830)
Exchange diference and interest accrued	96,977	178,533	55,044
Result from exposure to inflation	(172,618)	(101,515)	(71,923)
Balance at the end of year	467,475	206,892	99,825